Related parties (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Details of Balances [Abstract]
Credit receivables (current)	$ 3,507		$ 19,387
Credit receivables (non-current)	17,006		15,768
Total receivables from related parties	20,513		35,155
Credit payables (current)	8,709		9,494
Credit payables (non-current)	5		5
Total payables to related parties	8,714		9,499
Transactions with Related Party [Abstract]
Financial income	992	$ 1,112
Financial expenses	(83,402)	(85,166)
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Proceeds from related party related to current credit receivables	8,200
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Dividend receivable	6,300
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	7,400		$ 6,100
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	382	510
Financial expenses	$ (120)	$ (31)